RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated statement of comprehensive income - Narratives (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
Retained earnings	¥ 3,965,673	¥ 3,159,815
Equity	5,030,713	4,237,368	¥ 2,763,064	¥ 2,146,429
Non-controlling interest	(8,456)	(7,558)
Accumulated translation gain	¥ 20,562	¥ 32,467
Period of adoption
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
Retained earnings			19,801	55,112
Equity			20,131	54,638
Non-controlling interest			2	1
Accumulated translation gain			332	475
Adjustment
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
Equity			¥ 20,131	¥ (54,638)